As filed with the U.S. Securities and Exchange Commission on May 13, 2011

Securities Act File No. 333-44423

Investment Company Act File No. 811-8611

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 31

(Check appropriate box or boxes)

Legg Mason Charles Street Trust, Inc.

(Exact Name of Registrant as Specified in Charter)

100 International Drive, Baltimore, MD	21202
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 International Drive

Baltimore, MD 21202

(Name and Address of Agent for Service)

COPY TO:

Arthur C. Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON CHARLES STREET TRUST, INC., hereby certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 30 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 13th day of May, 2011.

LEGG MASON CHARLES STREET TRUST, INC., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on May 13, 2011.

Signature	Title

/s/ Mark R. Fetting*	Chairman and Director
Mark R. Fetting

/s/ R. Jay Gerken	President and Director
R. Jay Gerken	(Principal Executive Officer)

/s/ Ruby P. Hearn*	Director
Ruby P. Hearn

/s/ Arnold L. Lehman *	Director
Arnold L. Lehman

/s/ Robin J.W. Masters *	Director
Robin J.W. Masters

/s/ Jill E. McGovern*	Director
Jill E. McGovern

/s/ Arthur S. Mehlman *	Director
Arthur S. Mehlman

/s/ G. Peter O’Brien *	Director
G. Peter O’Brien

/s/ S. Ford Rowan*	Director
S. Ford Rowan

/s/ Robert M. Tarola *	Director
Robert M. Tarola

/s/ Kaprel Ozsolak	Chief Financial Officer
Kaprel Ozsolak	(Principal Financial and Accounting Officer)

* By:	/s/ Richard M. Wachterman
Richard M. Wachterman

Attorney in Fact, pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase